Other Non-current Liabilities - Summary of Other Noncurrent Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other non-current liabilities [abstract]
Accruals	£ 42	£ 71
Deferred income	24	19
Other payables	778	848
Other noncurrent liabilities	£ 844	£ 938